Related parties (Detail 4) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Merchants
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ (671)	$ (1,738)
Collection entities
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	11,986	12,081
Amounts payable, related party transactions	$ (65)	$ (65)